Long-term Debt and Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Debt Disclosure [Abstract]
Long-term Debt and Convertible Promissory Notes

NOTE 8 – Long-term debt and convertible promissory notes

Following is a summary of convertible promissory notes:

	April 30, 2021	January 31, 2021

8% convertible note payable issued October 2020, due September 2021	$72,546	$95,611
8% convertible note payable issued April 2021, due April 2022	63,055	-

	135,601	95,611
Less debt discount	(51,425)	(7,642)
Less current portion of convertible notes	(84,176)	(87,969)
Long-term convertible notes payable	$-	$-

On October 28, 2020, we received net proceeds of $82,000 from the issuance of a convertible note dated October 20, 2020 (the “October 2020 Note”). The note bears interest at 8%, includes OID of $8,500 and legal and due diligence fees of $3,000, matures on September 1, 2021, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the three months ended April 30, 2021, the noteholder converted a total of $27,000 of the note for 33,881 shares of the Company’s common stock, leaving a balance of $72,546 as of April 30, 2021.

On April 26, 2021, we received net proceeds of $60,000 from the issuance of a convertible note dated April 23, 2021 (the “April 2021 Note”). The note bears interest at 8%, includes legal and due diligence fees of $3,000, matures on April 23, 2022, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion.

During the three months ended April 30, 2021 and 2020, the Company recorded debt discounts of $64,823 and 107,000, respectively, due to the derivative liabilities, and original issue debt discounts of $3,000 and $0, respectively, due to the convertible notes. The Company recorded amortization of these discounts of $23,306 and $98,568 for the three months ended April 30, 2021 and 2020, respectively.

Notes Payable

On June 22, 2020, the Company received loan proceeds of $32,300 (net of $100 loan fee) under the SBA’s Economic Injury Disaster Loan program (“EIDL”). The EIDL loan, dated June 16, 2020, bears interest at 3.75%, has a 30-year term, is secured by substantially all assets of the Company, and is due in monthly installments of $158 beginning June 18, 2021 (extended to June 18, 2023).

On February 16, 2021, the Company received loan proceeds of $32,497 under the Payroll Protection Program (“PPP”). The PPP loan bears interest at 1%, has a 5-year term, and is due in equal monthly installments beginning December 16, 2021.

The balance of these two notes total $66,020, including accrued interest of $1,123, and is included in long-term debt as of April 30, 2021.

NOTE 6 – Long-term debt and convertible promissory notes

Following is a summary of convertible promissory notes:

	January 31, 2021	January 31, 2020

8% convertible note payable issued August 2019, due May 2020	$-	$79,886
8% convertible note payable issued October 2019, due August 2020	-	48,347
8% convertible note payable issued January 2020, due November 2020	-	39,635
8% convertible note payable issued October 2020, due September 2021	95,611	-

	95,611	167,868
Less debt discount	(7,642)	(15,364)
Less current portion of convertible notes	(87,969)	(152,504)
Long-term convertible notes payable	$-	$-

On July 23, 2018, we received net proceeds of $48,000 under a convertible note dated July 19, 2018 (the “July 2018 Note”). The total principal under the note is $50,000, bears interest at 12% per annum, includes OID of $2,000, is due on July 19, 2019, and is convertible in shares of the Company’s common stock after 180 days at a conversion price with a 45% discount to the lowest weighted average market price during the previous 20 trading days to the date of conversion. During the year ended January 31, 2020, the noteholder converted an aggregate of $21,714 of the remaining balance of this note for 394,801 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2020.

On April 12, 2019, we received net proceeds of $50,000 from the issuance of a convertible note dated April 10, 2019 (the “April 2019 Note”). The note bears interest at 8%, includes OID of $3,000, matures on February 28, 2020, and is convertible after 180 days into shares of the Company’s common stock at a price of 65% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2020, the noteholder converted the note in full (an aggregate of $55,120) for 147,341 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2020.

On May 21, 2019, we received net proceeds of $50,000 from the issuance of a convertible note dated May 17, 2019 (the “May 2019 Note”). The note bears interest at 8%, includes OID of $3,000, matures on March 17, 2020, and is convertible after 180 days into shares of the Company’s common stock at a price of 65% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2020, the noteholder converted a total of $55,120 of the note in for 239,480 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2020.

On August 15, 2019, we received net proceeds of $67,000 from the issuance of a convertible note dated August 13, 2019 (the “August 2019 Note”). The note bears interest at 8%, includes OID of $10,000, matures on May 30, 2020, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2021, the noteholder converted a total of $79,800 of the note in for 272,750 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2021.

On October 25, 2019, we received net proceeds of $40,000 from the issuance of a convertible note dated October 22, 2019 (the “October 2019 Note”). The note bears interest at 8%, includes OID of $7,300, matures on August 15, 2020, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2021, the noteholder converted a total of $49,020 of the note in for 215,597 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2021.

On January 30, 2020, we received net proceeds of $33,000 from the issuance of a convertible note dated January 27, 2020 (the “January 2020 Note”). The note bears interest at 8%, includes OID of $3,600 and legal fees of $3,000, matures on November 15, 2020, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2021, the noteholder converted a total of $41,040 of the note in for 97,714 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2021.

On October 28, 2020, we received net proceeds of $82,000 from the issuance of a convertible note dated October 20, 2020 (the “October 2020 Note”). The note bears interest at 8%, includes OID of $8,500 and legal and due diligence fees of $3,000, matures on September 1, 2021, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. The net balance of this convertible note was $87,969 as of January 31, 2021.

During the year ended January 31, 2021 and 2020, the Company recorded debt discounts of $140,000 and $100,000 respectively, due to the derivative liabilities, and original issue debt discounts of $11,500 and $29,900, respectively, due to the convertible notes. The Company recorded amortization of these discounts of $159,222 and $134,821 for the years ended January 31, 2021 and 2020, respectively.

Note payable

In March 2019, the Company received proceeds of $10,000 from a third-party under a promissory note due in March 2020, with interest at 10%. On November 19, 2019, the Company sold 42,243 shares of the Company’s common stock to this noteholder for $20,699, or $0.49 per unit, in a private placement. The consideration received included $10,000 in cash plus the settlement of this note payable of $10,000 and accrued interest of $699, leaving a balance of $0 as of January 31, 2020.

Notes Payable - SBA

On May 5, 2020, the Company received loan proceeds of $30,387 under the SBA’s Paycheck Protection Program (“PPP”). The PPP loan dated May 5, 2020 bears interest at 1% and is due in 18 monthly installments of $1,710 beginning December 1, 2020. On May 5, 2020, the Company also received grant proceeds of $3,000 under the EIDL program which is reflected as a credit to salaries and benefits expense for the year ended January 31, 2021. In November 2020, the Company was approved for forgiveness in full for the entire amount including principal and interest under the PPP loan, The grant proceeds of $3,000 was factored in the amount forgiven thus $3,000 remained payable to our bank related to the PPP until its repayment in February 2021.

On June 22, 2020, the Company received loan proceeds of $32,300 (net of $100 loan fee) under the SBA’s Economic Injury Disaster Loan program (“EIDL”). The EIDL loan, dated June 16, 2020, bears interest at 3.75%, has a 30-year term, is secured by substantially all assets of the Company, and is due in monthly installments of $158 beginning June 16, 2021. The balance of $33,162, including interest of $762, is included in long-term debt as of January 31, 2021.